Portfolio of Investments (unaudited)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS—71.1%
AUSTRALIA—7.8%
Australia & New Zealand Banking Group Ltd.
(fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026(a)(b)		$6,000,000	$ 5,979,720
(fixed rate to 08/12/2027, variable rate thereafter), 5.91%, 08/12/2032(c)	AUD	900,000	597,983
Commonwealth Bank of Australia
FRN, (fixed rate to 11/09/2027, variable rate thereafter), 6.86%, 11/09/2032(a)(c)		4,000,000	2,770,601
(fixed rate to 03/15/2033, variable rate thereafter), 6.70%, 03/15/2038(c)		7,500,000	5,115,331
Emeco Pty. Ltd., 6.25%, 07/10/2026(c)		1,000,000	625,017
Macquarie Bank Ltd., 3.62%, 06/03/2030(a)		$6,845,000	5,768,994
Mineral Resources Ltd., 8.00%, 11/01/2027(a)(c)		6,850,000	6,868,710
National Australia Bank Ltd.
3.50%, 06/09/2025		2,000,000	1,939,470
FRN, (fixed rate to 08/03/2027, variable rate thereafter), 6.32%, 08/03/2032(a)(c)	AUD	5,000,000	3,391,715
(fixed rate to 03/09/2028, variable rate thereafter), 6.16%, 03/09/2033(c)		1,500,000	1,007,348
Qantas Airways Ltd., 5.25%, 09/09/2030(a)(c)		2,270,000	1,422,935
QBE Insurance Group Ltd., (fixed rate to 05/12/2025, variable rate thereafter), 5.88%, 05/12/2025(a)(b)		$4,000,000	3,839,028
Santos Finance Ltd., 4.13%, 09/14/2027(a)(c)		9,100,000	8,422,050
Wesfarmers Ltd., 2.55%, 06/23/2031(a)(c)	AUD	23,600,000	12,658,971
Westpac Banking Corp., 4.11%, 04/15/2025	SGD	250,000	186,810
Total Australia			60,594,683
BAHRAIN—0.3%
Oil & Gas Holding Co. BSCC (The), 7.50%, 10/25/2027(a)		$2,500,000	2,540,985
CHINA—12.9%
Central China Real Estate Ltd.
7.75%, 05/24/2024(a)(c)		3,500,000	118,125
7.25%, 04/28/2025(a)(c)		190,000	11,495
7.65%, 08/27/2025(a)(c)		1,110,000	47,175
7.90%, 11/07/2025(a)(c)		800,000	36,832
Central Huijin Investment Ltd., Series 2020-4, 3.02%, 03/13/2025	CNY	30,000,000	4,236,615
China Construction Bank Corp., Series 2021-1, 3.45%, 08/10/2031(c)		50,000,000	7,090,450
	Principal Amount		Value

China Evergrande Group, 8.75%, 06/28/2025(a)(c)(d)(e)		$12,500,000	$ 517,347
China Oil & Gas Group Ltd., 4.70%, 06/30/2026(a)(c)		3,595,000	3,067,973
Chongqing International Logistics Hub Park Construction Co. Ltd., 5.30%, 08/20/2024(a)		3,000,000	2,806,500
CIFI Holdings Group Co. Ltd., 5.95%, 10/20/2025(a)(c)(d)		1,300,000	97,670
Country Garden Holdings Co. Ltd.
7.25%, 04/08/2026(a)(c)(e)		3,277,000	583,774
3.30%, 01/12/2031(a)(c)(e)		2,522,000	333,661
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/2026(a)(c)		4,526,000	4,181,092
Far East Horizon Ltd., 4.25%, 10/26/2026(a)		3,670,000	3,275,261
Gansu Provincial Highway Aviation Tourism Investment Group Co. Ltd., 3.25%, 11/03/2023(a)		3,600,000	3,528,022
Geely Automobile Holdings Ltd., (fixed rate to 12/09/2024, variable rate thereafter), 4.00%, 12/09/2024(a)(b)		5,500,000	5,255,250
GLP China Holdings Ltd., 2.95%, 03/29/2026(a)		3,962,000	2,478,231
Huarong Finance 2017 Co. Ltd., 4.75%, 04/27/2027(a)		7,500,000	6,562,969
Huarong Finance II Co. Ltd., 5.00%, 11/19/2025(a)		1,200,000	1,116,105
Industrial & Commercial Bank of China Ltd.
Series 2020-2, 4.15%, 11/16/2030(c)	CNY	50,000,000	7,189,293
Series 2020-1, 3.28%, 01/20/2032(c)		30,000,000	4,225,817
Kaisa Group Holdings Ltd.
10.88%, 07/23/2023(a)(c)(d)(e)		$1,211,000	51,574
9.75%, 09/28/2023(a)(c)(d)(e)		700,000	29,874
Lenovo Group Ltd., 6.54%, 07/27/2032(a)(c)		5,600,000	5,707,168
Logan Group Co. Ltd.
6.50%, 07/16/2023(a)(c)(d)(e)		7,800,000	673,404
5.25%, 10/19/2025(a)(c)(d)(e)		7,800,000	684,131
Longfor Group Holdings Ltd., 3.95%, 09/16/2029(a)		5,400,000	3,891,299
Meituan, 3.05%, 10/28/2030(a)(c)		6,500,000	5,223,691
New Metro Global Ltd., 4.80%, 12/15/2024(a)(c)		616,000	338,800
Shandong Iron & Steel Xinheng International Co. Ltd., 6.50%, 11/05/2023(a)		3,754,000	3,750,171
Shandong Iron And Steel Xinheng International Co. Ltd., 4.80%, 07/28/2024(a)		2,040,000	1,990,734
Shimao Group Holdings Ltd.
6.13%, 02/21/2024(a)(c)(d)(e)		4,400,000	376,200
5.60%, 07/15/2026(a)(c)(d)(e)		2,800,000	192,500

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
CHINA (continued)
Shui On Development Holding Ltd., 5.50%, 03/03/2025(a)(c)		$2,000,000	$ 1,218,600
Sunac China Holdings Ltd.
5.95%, 04/26/2024(a)(c)(d)(e)		690,000	74,187
6.80%, 10/20/2024(a)(c)(d)(e)		5,714,000	631,397
7.00%, 07/09/2025(a)(c)(d)(e)		1,786,000	188,023
Tencent Holdings Ltd.
2.39%, 06/03/2030(a)(c)		3,300,000	2,748,251
3.84%, 04/22/2051(a)(c)		5,200,000	3,749,586
Times China Holdings Ltd., 6.20%, 03/22/2026(a)(c)(d)(e)		7,100,000	336,320
Vanke Real Estate Hong Kong Co. Ltd., 3.50%, 11/12/2029(a)		1,840,000	1,445,776
Wanda Properties Global Co. Ltd., 11.00%, 01/20/2025(a)		2,700,000	1,169,775
Weibo Corp., 3.38%, 07/08/2030(c)		6,000,000	4,867,860
Yuzhou Group Holdings Co. Ltd., 8.30%, 05/27/2025(a)(c)(e)		7,000,000	240,794
Zhenro Properties Group Ltd.
7.88%, 04/14/2024(a)(c)(d)(e)		4,000,000	100,000
7.10%, 09/10/2024(a)(c)(d)(e)		1,000,000	25,000
6.63%, 01/07/2026(a)(c)(d)(e)		10,457,000	269,369
Zhongsheng Group Holdings Ltd., 3.00%, 01/13/2026(a)(c)		4,156,000	3,814,954
Total China			100,549,095
GERMANY—0.9%
Landwirtschaftliche Rentenbank, 4.75%, 04/08/2024(f)	AUD	10,000,000	6,727,387
HONG KONG—5.0%
AIA Group Ltd., 5.63%, 10/25/2027(a)(c)		$5,000,000	5,122,674
CAS Capital No. 1 Ltd., (fixed rate to 07/12/2026, variable rate thereafter), 4.00%, 07/12/2026(a)(b)		7,000,000	5,828,340
HKT Capital No. 2 Ltd., 3.63%, 04/02/2025(a)		3,220,000	3,108,041
Hutchison Whampoa Finance CI Ltd., 7.50%, 08/01/2027(a)		15,500,000	16,781,343
Hutchison Whampoa International 03/33 Ltd., 7.45%, 11/24/2033(a)		980,000	1,144,698
Melco Resorts Finance Ltd., 5.75%, 07/21/2028(a)(c)		4,500,000	4,005,526
Prudential Funding Asia PLC, (fixed rate to 08/03/2028, variable rate thereafter), 2.95%, 11/03/2033(a)(c)		3,600,000	3,042,072
Total Hong Kong			39,032,694
INDIA—15.7%
Axis Bank Ltd.
Series 3, 7.60%, 10/20/2023	INR	200,000,000	2,428,096
Series 1, 8.85%, 12/05/2024		500,000,000	6,166,781
	Principal Amount		Value

Axis Bank Ltd./Gandhinagar, (fixed rate to 09/08/2026, variable rate thereafter), 4.10%, 09/08/2026(a)(b)		$10,900,000	$ 9,543,641
Bharti Airtel International Netherlands BV, 5.35%, 05/20/2024(a)		–	–
CA Magnum Holdings, 5.38%, 10/31/2026(a)(c)		800,000	744,000
GMR Hyderabad International Airport Ltd.
5.38%, 04/10/2024(a)		4,173,000	4,137,530
4.75%, 02/02/2026(a)		1,200,000	1,143,634
Greenko Wind Projects Mauritius Ltd., 5.50%, 04/06/2025(a)(c)		8,206,000	7,992,644
HDFC Bank Ltd.
Series Q003, 7.90%, 08/24/2026	INR	100,000,000	1,215,471
(fixed rate to 08/25/2026, variable rate thereafter), 3.70%, 08/25/2026(a)(b)		$7,304,000	6,370,818
Series 1, 7.95%, 09/21/2026	INR	750,000,000	9,134,346
ICICI Bank Ltd.
7.60%, 10/07/2023		100,000,000	1,214,045
9.15%, 08/06/2024		250,000,000	3,081,506
India Green Power Holdings, 4.00%, 02/22/2027(a)(c)(g)		$7,072,000	6,320,769
Indiabulls Housing Finance Ltd., 9.00%, 04/29/2026	INR	100,000,000	1,050,553
Indian Railway Finance Corp. Ltd., Series 129, 8.45%, 12/04/2028		50,000,000	630,513
JSW Infrastructure Ltd., 4.95%, 01/21/2029(a)(c)		$3,420,000	3,001,433
National Highways Authority of India, Series 5, 7.70%, 09/13/2029	INR	150,000,000	1,840,928
NTPC Ltd.
Series 60, 8.05%, 05/05/2026		50,000,000	617,673
Series 61-B, 8.10%, 05/27/2026		250,000,000	3,093,495
Periama Holdings LLC, 5.95%, 04/19/2026(a)		$3,280,000	3,144,405
Power Finance Corp. Ltd.
Series 125, 8.65%, 12/28/2024	INR	400,000,000	4,935,288
Series 130C, 8.39%, 04/19/2025		250,000,000	3,074,949
6.15%, 12/06/2028(a)		$7,112,000	7,192,241
Power Grid Corp. of India Ltd.
8.13%, 04/25/2027	INR	150,000,000	1,878,824
Series LIII, 8.13%, 04/25/2028		500,000,000	6,229,031
REC Ltd.
Series 180A, 8.10%, 06/25/2024		150,000,000	1,834,131
Series 123, 9.34%, 08/25/2024		150,000,000	1,856,739
5.63%, 04/11/2028(a)		$3,443,000	3,402,349
Reliance Industries Ltd., 4.13%, 01/28/2025(a)		4,800,000	4,686,133
Shriram Finance Ltd., 4.40%, 03/13/2024(a)		8,000,000	7,864,000

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
CORPORATE BONDS (continued)
INDIA (continued)
State of Maharashtra India, 7.20%, 08/09/2027	INR	300,000,000	$ 3,612,239
UPL Corp. Ltd., 4.63%, 06/16/2030(a)		$3,327,000	2,840,238
Total India			122,278,443
INDONESIA—3.5%
Bank Mandiri Persero Tbk PT
4.75%, 05/13/2025(a)		2,198,000	2,156,084
5.50%, 04/04/2026(a)		2,216,000	2,211,539
Bank Rakyat Indonesia Persero Tbk PT, Series OB, 8.25%, 08/24/2024	IDR	10,000,000,000	679,509
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/2025(a)		$7,300,000	6,862,000
LLPL Capital Pte Ltd., 6.88%, 02/04/2039(a)(g)		5,065,988	4,650,902
Medco Oak Tree Pte Ltd., 7.38%, 05/14/2026(a)(c)		4,565,000	4,490,707
Pertamina Geothermal Energy PT, 5.15%, 04/27/2028(a)(c)		2,892,000	2,878,986
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.15%, 05/21/2048(a)		3,129,000	3,058,598
Total Indonesia			26,988,325
KAZAKHSTAN—0.8%
Development Bank of Kazakhstan JSC, 10.95%, 05/06/2026(a)	KZT	3,265,000,000	6,262,771
KUWAIT—0.9%
MEGlobal Canada ULC, 5.00%, 05/18/2025(a)		$6,759,000	6,617,615
MACAO—2.2%
MGM China Holdings Ltd., 5.88%, 05/15/2026(a)(c)		3,500,000	3,396,750
Sands China Ltd.
5.63%, 08/08/2025(c)		4,900,000	4,831,411
5.90%, 08/08/2028(c)		1,000,000	974,086
Studio City Finance Ltd., 5.00%, 01/15/2029(a)(c)		3,500,000	2,696,365
Wynn Macau Ltd., 5.50%, 10/01/2027(a)(c)		6,000,000	5,422,500
Total Macao			17,321,112
MALAYSIA—1.8%
DRB-Hicom Bhd IMTN, 5.10%, 12/12/2029	MYR	5,000,000	1,085,979
Malayan Banking Bhd IMTN, (fixed rate to 09/25/2024, variable rate thereafter), 4.08%, 09/25/2024(b)(e)		5,000,000	1,107,319
Pengerang LNG Two Sdn Bhd
IMTN, 2.86%, 10/20/2028		5,000,000	1,047,150
IMTN, 2.92%, 10/19/2029		5,000,000	1,038,501
Petroleum Sarawak Exploration & Production Sdn Bhd IMTN, 4.10%, 03/19/2031		10,000,000	2,184,395
Principal Amount			Value

Press Metal Aluminium Holdings Bhd IMTN, 4.00%, 08/15/2025	MYR	5,000,000	$ 1,107,186
Tenaga Nasional Bhd, 7.50%, 01/15/2096(a)		$2,700,000	2,705,616
TNB Global Ventures Capital Bhd, 3.24%, 10/19/2026(a)		4,300,000	4,000,892
Total Malaysia			14,277,038
PHILIPPINES—4.2%
AC Energy Finance International Ltd., 5.10%, 11/25/2025(a)(b)		6,800,000	5,239,400
Globe Telecom, Inc., (fixed rate to 08/02/2026, variable rate thereafter), 4.20%, 08/02/2026(a)(b)		4,097,000	3,799,967
ICTSI Treasury BV, 5.88%, 09/17/2025(a)		7,000,000	6,998,600
Manila Water Co., Inc., 4.38%, 07/30/2030(a)(c)		11,000,000	10,089,200
Royal Capital BV, (fixed rate to 05/05/2024, variable rate thereafter), 4.88%, 05/05/2024(a)(b)		7,000,000	6,877,500
Total Philippines			33,004,667
REPUBLIC OF KOREA—5.3%
Busan Bank Co. Ltd., 3.63%, 07/25/2026(a)		11,400,000	10,340,509
Hanwha Totalenergies Petrochemical Co. Ltd., 3.88%, 01/23/2024(a)		3,300,000	3,253,792
Kookmin Bank, 2.50%, 11/04/2030(a)		2,000,000	1,625,968
Kyobo Life Insurance Co. Ltd.
VRN, (fixed rate to 06/15/2027 variable rate thereafter), 5.90%, 06/15/2027(a)(c)		1,490,000	1,462,803
(fixed rate to 06/15/2027, variable rate thereafter), 5.90%, 06/15/2052(a)(c)		2,155,000	2,115,664
Shinhan Bank Co. Ltd., 4.50%, 03/26/2028(a)		5,900,000	5,549,409
SK Hynix, Inc.
2.38%, 01/19/2031(a)		2,071,000	1,609,168
2.38%, 01/19/2031(a)		7,000,000	5,439,003
6.50%, 01/17/2033(a)		5,400,000	5,515,863
Tongyang Life Insurance Co. Ltd., (fixed rate to 09/22/2025, variable rate thereafter), 5.25%, 09/22/2025(a)(b)		5,100,000	4,488,510
Total Republic of Korea			41,400,689
SAUDI ARABIA—0.4%
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/2044(a)		2,976,000	2,949,990

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

Principal Amount		Value
CORPORATE BONDS (continued)
SINGAPORE—2.3%
DBS Group Holdings Ltd.
(fixed rate to 02/27/2025, variable rate thereafter), 3.30%, 02/27/2025(a)(b)	$3,600,000	$ 3,407,462
(fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2028(a)(c)	2,400,000	2,385,168
GLP Pte Ltd., (fixed rate to 05/17/2026, variable rate thereafter), 4.50%, 05/17/2026(a)(b)	4,538,000	1,701,750
Oversea-Chinese Banking Corp. Ltd., 4.25%, 06/19/2024(a)	3,900,000	3,838,029
Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025(a)	7,000,000	6,576,409
Total Singapore		17,908,818
THAILAND—1.7%
Bangkok Bank PCL
9.03%, 03/15/2029(a)	1,200,000	1,352,652
(fixed rate to 09/25/2029, variable rate thereafter), 3.73%, 09/25/2034(a)(c)	6,900,000	5,932,228
GC Treasury Center Co. Ltd., 4.40%, 03/30/2032(a)(c)	4,209,000	3,804,320
PTTEP Treasury Center Co. Ltd., 3.90%, 12/06/2059(a)	3,342,000	2,388,070
Total Thailand		13,477,270
UNITED ARAB EMIRATES—2.0%
DP World Ltd., 6.85%, 07/02/2037(a)	2,700,000	2,959,956
Galaxy Pipeline Assets Bidco Ltd., 2.63%, 03/31/2036(a)(g)	7,237,000	5,852,428
MAF Global Securities Ltd.
(fixed rate to 03/20/2026, variable rate thereafter), 6.38%, 03/20/2026(a)(b)	5,000,000	4,860,350
VRN, (fixed rate to 06/30/2027 variable rate thereafter), 7.88%, 06/30/2027(a)(b)	1,500,000	1,524,456
Total United Arab Emirates		15,197,190
UNITED KINGDOM—2.2%
HSBC Holdings PLC VRN, (fixed rate to 03/07/2028, variable rate thereafter), 8.00%, 03/07/2028(b)	5,200,000	5,231,546
Standard Chartered PLC
4.05%, 04/12/2026(a)	5,000,000	4,809,750
(fixed rate to 01/09/2028, variable rate thereafter), 6.30%, 01/09/2029(a)(c)	7,276,000	7,390,507
Total United Kingdom		17,431,803
UNITED STATES—0.7%
Hyundai Capital America, 6.38%, 04/08/2030(a)(c)	5,100,000	5,264,126
	Principal Amount		Value

VIETNAM—0.5%
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029(a)(c)(g)		$4,310,000	$ 3,878,888
Total Corporate Bonds			553,703,589
GOVERNMENT BONDS—68.1%
ANGOLA—1.4%
Angolan Government International Bond, 9.50%, 11/12/2025(a)		11,000,000	11,027,500
AUSTRALIA—2.2%
Australia Government Bond,Series 154, 2.75%, 11/21/2029(a)	AUD	2,300,000	1,444,379
New South Wales Treasury Corp.
Series 26, 4.00%, 05/20/2026(a)		7,500,000	5,011,966
3.00%, 02/20/2030(a)		13,500,000	8,359,933
Queensland Treasury Corp., 3.50%, 08/21/2030(a)		300,000	190,857
Treasury Corp. of Victoria, 2.25%, 11/20/2040		5,000,000	2,201,218
Total Australia			17,208,353
BRAZIL—4.2%
Brazil Notas do Tesouro Nacional
Series NTNF, 10.00%, 01/01/2029	BRL	128,000,000	26,464,552
Serie F Series NTNF, 10.00%, 01/01/2033		30,000,000	6,056,539
Total Brazil			32,521,091
COLOMBIA—0.9%
Colombian TES,Series B, 10.00%, 07/24/2024	COP	28,000,000,000	7,211,276
DOMINICAN REPUBLIC—0.6%
Dominican Republic International Bond, 13.63%, 02/03/2033(a)(c)	DOP	219,950,000	4,813,003
HONG KONG—0.5%
Airport Authority, 4.88%, 01/12/2033(a)(c)		$1,350,000	1,358,388
Hong Kong Government International Bond, 5.25%, 01/11/2053(a)		1,660,000	1,819,961
Hong Kong Government International Bonds, 5.25%, 01/11/2053(a)		700,000	767,454
Total Hong Kong			3,945,803
INDIA—9.6%
India Government Bond
5.22%, 06/15/2025	INR	533,000,000	6,268,799
6.79%, 05/15/2027		325,000,000	3,903,915
7.17%, 01/08/2028		550,000,000	6,661,955
7.26%, 01/14/2029		1,340,000,000	16,288,783
9.20%, 09/30/2030		9,590,000	128,945
6.19%, 09/16/2034		500,000,000	5,620,985
7.54%, 05/23/2036		721,000,000	8,957,656
7.41%, 12/19/2036		733,000,000	8,989,078
7.40%, 09/19/2062		1,500,000,000	18,091,460
Total India			74,911,576

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

	Principal Amount		Value
GOVERNMENT BONDS (continued)
INDONESIA—19.4%
Indonesia Government International Bond
8.50%, 10/12/2035(a)		$9,880,000	$ 12,778,449
7.75%, 01/17/2038(a)		6,000,000	7,522,187
5.35%, 02/11/2049		2,670,000	2,689,744
Indonesia Treasury Bond
Series FR64, 6.13%, 05/15/2028	IDR	271,570,000,000	18,019,426
Series FR71, 9.00%, 03/15/2029		200,000,000,000	15,050,265
Series FR78, 8.25%, 05/15/2029		240,000,000,000	17,490,875
Series FR82, 7.00%, 09/15/2030		65,000,000,000	4,469,526
Series FR87, 6.50%, 02/15/2031		21,000,000,000	1,400,664
Series FR73, 8.75%, 05/15/2031		300,000,000,000	22,873,210
Series FR54, 9.50%, 07/15/2031		16,000,000,000	1,276,584
Series FR96, 7.00%, 02/15/2033		365,606,000,000	25,477,259
Series FR72, 8.25%, 05/15/2036		150,000,000,000	11,443,369
Series FR79, 8.38%, 04/15/2039		98,500,000,000	7,665,429
Series FR83, 7.50%, 04/15/2040		44,000,000,000	3,146,146
Total Indonesia			151,303,133
IRAQ—0.1%
Iraq International Bond, 5.80%, 01/15/2028(a)(c)(g)		$671,062	621,919
JORDAN—1.3%
Jordan Government International Bond, 7.75%, 01/15/2028(a)		9,502,000	9,788,960
MALAYSIA—5.2%
Malaysia Government Bond
Series 0417, 3.90%, 11/16/2027	MYR	38,300,000	8,604,076
Series 0513, 3.73%, 06/15/2028		17,500,000	3,893,350
Series 0220, 2.63%, 04/15/2031		46,000,000	9,371,517
Series 0519, 3.76%, 05/22/2040		9,793,000	2,083,972
Series 0222, 4.70%, 10/15/2042		16,500,000	3,931,896
Series 0518, 4.92%, 07/06/2048		30,500,000	7,421,888
Series 0120, 4.07%, 06/15/2050		14,800,000	3,178,496
Malaysia Government Investment Issue,Series 0121, 3.45%, 07/15/2036		8,200,000	1,716,809
Total Malaysia			40,202,004
MEXICO—3.9%
Mexican Bonos
Series M 20, 10.00%, 12/05/2024	MXN	50,000,000	2,970,499
Series M 20, 8.50%, 05/31/2029		469,000,000	27,559,947
Total Mexico			30,530,446
MONGOLIA—0.6%
Development Bank of Mongolia LLC, 7.25%, 10/23/2023(a)		$5,000,000	4,977,500
NIGERIA—1.7%
Nigeria Government International Bond, 8.75%, 01/21/2031(a)		14,100,000	13,157,866
PAKISTAN—1.6%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/2029(a)		6,245,000	3,724,518
	Principal Amount		Value

Pakistan Government International Bond
8.25%, 04/15/2024(a)		$7,495,000	$ 5,992,253
8.25%, 09/30/2025(a)		2,709,000	1,636,236
7.38%, 04/08/2031(a)		2,355,000	1,153,950
Total Pakistan			12,506,957
PHILIPPINES—5.6%
Philippine Government Bond
Series 1069, 6.75%, 09/15/2032	PHP	1,118,370,000	20,811,150
Series 25-6, 9.25%, 11/05/2034		435,710,000	9,652,382
Series 25-7, 8.00%, 09/30/2035		260,310,000	5,323,525
Philippine Government International Bond
4.20%, 03/29/2047		$2,570,000	2,202,931
5.50%, 01/17/2048		5,200,000	5,400,448
Total Philippines			43,390,436
REPUBLIC OF KOREA—6.4%
Export-Import Bank of Korea, 5.13%, 01/11/2033		1,684,000	1,715,053
Industrial Bank of Korea, 5.13%, 10/25/2024(a)		2,500,000	2,483,669
Korea Electric Power Corp.
5.38%, 07/31/2026(a)		5,000,000	5,005,109
5.13%, 04/23/2034(a)		5,200,000	5,198,879
Korea Housing Finance Corp., 4.63%, 02/24/2033(a)		5,000,000	4,825,995
Korea Treasury Bond
Series 2709, 3.13%, 09/10/2027	KRW	14,500,000,000	11,122,405
Series 5203, 2.50%, 03/10/2052		31,500,000,000	19,515,921
Total Republic of Korea			49,867,031
UKRAINE—0.7%
Ukraine Government Bond, 15.84%, 02/26/2025(e)	UAH	210,000,000	5,341,010
URUGUAY—1.5%
Uruguay Government International Bond, 8.25%, 05/21/2031	UYU	474,024,434	12,018,023
UZBEKISTAN—0.7%
Republic of Uzbekistan International Bonds MTN, 5.38%, 02/20/2029(a)		$5,500,000	5,111,040
Total Government Bonds			530,454,927
SHORT-TERM INVESTMENT—1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.19%(h)		10,521,430	10,521,431
Total Short-Term Investment			10,521,431
Total Investments (Cost $1,248,738,994)—140.5%			1,094,679,947
Long Term Debt Securities			(315,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value			(50,000,000)
Other Assets in Excess of Liabilities—6.3%			49,335,746
Net Assets—100.0%			$779,015,693

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	Perpetual maturity. Maturity date presented represents the next call date.
(c)	The maturity date presented for these instruments represents the next call/put date.
(d)	Security is in default.
(e)	Illiquid security.
(f)	Denotes the security is government guaranteed.
(g)	Sinkable security.
(h)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2023.

AUD	Australian Dollar
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
DOP	Dominican Republic Peso
FRN	Floating Rate Note
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
KZT	Kazakhstan Tenge
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLC	Public Limited Company
SGD	Singapore Dollar
THB	Thai Baht
UAH	Ukraine Hryvna
USD	U.S. Dollar
UYU	Uruguayan Peso
VRN	Variable Rate Note

At July 31, 2023, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contract Positions
Korea Treasury Bond - 10 year	404	9/19/2023	$35,190,931	$34,886,659	$(304,272)
Ultra United States Treasury Note 10 Year	257	9/20/2023	34,687,398	33,980,219	(707,179)
United States Treasury Notes	203	9/29/2023	22,185,979	21,684,524	(501,455)
					$(1,512,906)
Short Contract Positions
United States Treasury Note 6%—10 year	(187)	9/20/2023	$(21,392,048)	$(20,832,969)	$559,079
United States Treasury Notes	(283)	9/29/2023	(30,928,389)	(30,230,149)	698,240
					$1,257,319
					$(255,587)

At July 31, 2023, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
09/22/2023	UBS AG	CNH	351,748,835	USD	48,882,234	$49,444,057	$561,823
Indian Rupee/United States Dollar
08/25/2023	HSBC Bank USA	INR	130,548,000	USD	1,590,846	1,587,321	(3,525)
Indonesian Rupiah/United States Dollar
09/20/2023	HSBC Bank USA	IDR	205,257,076,000	USD	13,631,447	13,588,673	(42,774)
Malaysian Ringgit/United States Dollar
09/08/2023	BNP Paribas S.A.	MYR	56,885,000	USD	12,377,119	12,646,669	269,550
Philippine Peso/United States Dollar
10/10/2023	Citibank N.A.	PHP	765,041,814	USD	14,058,617	13,984,030	(74,587)
Singapore Dollar/United States Dollar
08/01/2023	Citibank N.A.	SGD	52,809,832	USD	39,773,583	39,714,106	(59,477)
08/01/2023	Royal Bank of Canada	SGD	4,265,000	USD	3,180,221	3,207,370	27,149
10/16/2023	Royal Bank of Canada	SGD	3,498,000	USD	2,638,190	2,640,068	1,878
10/16/2023	Royal Bank of Canada	SGD	42,492,762	USD	32,097,140	32,070,833	(26,307)
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of July 31, 2023
abrdn Asia-Pacific Income Fund, Inc.

Purchase Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
South Korean Won/United States Dollar
09/05/2023	Citibank N.A.	KRW	15,465,862,389	USD	11,994,620	$12,132,848	$138,228
Thai Baht/United States Dollar
08/22/2023	State Street Bank & Trust Co.	THB	1,041,563,396	USD	30,305,316	30,486,218	180,902
						$211,502,193	$972,860

Sale Contracts Settlement Date*	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Indian Rupee
08/25/2023	Citibank N.A.	USD	26,759,257	INR	2,222,634,578	$27,024,799	$(265,542)
08/25/2023	HSBC Bank USA	USD	1,511,395	INR	124,230,000	1,510,501	894
United States Dollar/Indonesian Rupiah
09/20/2023	UBS AG	USD	13,672,948	IDR	205,257,076,732	13,588,674	84,274
United States Dollar/Malaysian Ringgit
09/08/2023	BNP Paribas S.A.	USD	3,063,134	MYR	13,755,000	3,058,011	5,123
09/08/2023	Standard Chartered Bank	USD	21,138,529	MYR	96,896,907	21,542,113	(403,584)
United States Dollar/Philippine Peso
10/10/2023	Citibank N.A.	USD	14,058,617	PHP	765,041,814	13,984,030	74,587
United States Dollar/Singapore Dollar
08/01/2023	Royal Bank of Canada	USD	32,024,436	SGD	42,533,832	31,986,337	38,099
08/01/2023	Royal Bank of Canada	USD	10,864,420	SGD	14,541,000	10,935,139	(70,719)
United States Dollar/South Korean Won
09/05/2023	Royal Bank of Canada	USD	5,211,278	KRW	6,777,843,000	5,317,165	(105,887)
						$128,946,769	$(642,755)
Unrealized appreciation on forward foreign currency exchange contracts							$1,382,507
Unrealized depreciation on forward foreign currency exchange contracts							$(1,052,402)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2023, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Frequency of Paid Payments Made	Premiums Paid (Received)	Value	Unrealized Appreciation/ (Depreciation)
USD	25,000,000	03/17/2033	UBS AG	Receive	12-month SOFR	3.38%	Annually	$-	$795,427	$795,427
USD	20,000,000	03/17/2030	UBS AG	Receive	12-month SOFR	3.46%	Annually	-	546,361	546,361
USD	20,000,000	03/17/2032	UBS AG	Receive	12-month SOFR	3.40%	Annually	-	601,262	601,262
USD	35,000,000	07/13/2033	Barclays Bank PLC	Receive	12-month SOFR	3.71%	Annually	-	(22,346)	(22,346)
								$-	$1,920,704	$1,920,704

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
July 31, 2023 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the "1940 Act"), the Board of Directors (the "Board") designated abrdn Asia Limited (“abrdn Asia” or the “Investment Manager”) as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Registered investment companies are valued at their NAV as reported by such company. Generally, these investment types are categorized as Level 1 investments.
Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter and centrally cleared derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Interest rate swaps agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Investment Manager may be classified as Level 2 or Level 3 depending on the nature of the inputs.
8